Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,162,714)	$ (1,011,565)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities	147,973	40,386
Bad debt expense - related party	750	24,907
Non-controlling interest	(101,307)	(18,353)
Consulting and other services rendered in exchange for investment securities	(1,500)	(33,000)
Depreciation and amortization	79,542	11,079
Equity in (earnings) loss of investments	76,113	(58,337)
Asset impairment	0	250,000
Common stock issued for services	74,573	49,375
(Gain) loss on sale of investments	(94,353)	(106,035)
Beneficial converstion feature of convertible notes payable	0	56,660
Revaluation of equity investment prior to acquisitions	74,362	0
Amortization of warrants	35,247	0
(Increase) decrease in amounts due from affiliate	(54,217)	(46,547)
(Increase) decrease in accounts receivable	(81,528)	(4,258)
(Increase) decrease in other receivable	(42,109)	0
(Increase) decrease in prepaid expenses and other assets	(58,690)	0
(Increase) decrease in inventory	(36,676)	0
Increase (decrease) in accounts payable and accrued expenses	(30,701)	89,807
Increase (decrease) in deferred rent	20,308	0
Increase (decrease) in deferred revenue	(1,750)	(19,083)
Advance from related parties for working capital	0	14,650
Net cash used by operating activities	(1,156,677)	(760,314)
Cash flows from investing activities:
Proceeds from sale of investments	190,325	281,765
Investment distribution	8,140	16,137
Purchase of investments	(1,502,247)	(26,334)
Franchise cost	(75,000)	0
Purchase of property and equipment	(219,811)	(4,517)
Treasury stock proceeds (acquired)	26,400	(680)
Deposit made for investment	0	(20,000)
Net cash provided (used) by investing activities	(1,572,193)	246,371
Cash flows from financing activities:
Proceeds from sale of common stock	500	0
Proceeds from sale of common stock warrants, net	20,608	0
Loan proceeds	2,790,000	541,000
Loan repayment	(7,036)	(4,500)
Capital lease payments	(13,970)	0
Other liabilities	62,262	0
Loans to related parties	0	(48,924)
Loan from related party	0	70,000
Net cash provided by financing activities	2,852,364	557,576
Effect of exchange rate changes on cash	(4,372)	0
Net increase in cash and cash equivalents	119,122	43,633
Cash and cash equivalents, beginning of year	46,007	2,374
Cash and cash equivalents, end of year	165,129	46,007
Supplemental cash flow information:
Interest	101,479	31,999
Income taxes	0	0
Non-cash investing and financing activities:
Common stock issued for amounts due related party	0	58,790
Common stock issued for accounts payable	0	17,500
Reclassification of investment accounted for under the cost method as available-for-sale security	0	100,000
Due to related party exchanged for convertible note payable	25,000	0
Convertible notes payable exchanged for common stock	711,500	0
Accrued interest exchanged for common stock	10,000	0
Investment contributed by the Company's CEO	125,331	0
Common stock issued for prepaid consulting contract	44,850	0
Acquisition of subsidiaries:
Current assets, excluding cash and cash equivalents	138,801	0
Property and equipment and intangible assets	1,985,799	0
Total assets excluding cash and cash equivalents	2,124,600	0
Liabilities assumed	953,917	0
Non-controlling interest	645,436	0
Prior investment of the Company	320,247	0
Acquisition of subsidiaries	1,919,600	0
Purchase price, net assets acquired - cash paid	$ 205,000	$ 0